SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash paid during the period for:
Interest, net of amounts capitalized	$34	$24	$15
Income taxes, net of refunds	$54	$93	$28
Non-cash financing activity:
Issuance of stock in connection with Vistana acquisition	$—	$1,031	$—